Related party transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 192,289	$ 27,497	¥ 146,120
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Amounts due to related parties	¥ 2,886	$ 413	¥ 2,101
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Trip.com Group
Related party transactions
Amounts due from related parties	¥ 192,289		¥ 146,120
Other Receivable, after Allowance for Credit Loss, Related Party, Name [Extensible Enumeration]	Trip.com Group	Trip.com Group	Trip.com Group
Amounts due to related parties	¥ 2,886		¥ 2,101
Other Liability, Current, Related Party, Name [Extensible Enumeration]	Trip.com Group	Trip.com Group	Trip.com Group